U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1    Name and Address of Issuer:

     Princor Blue Chip Fund, Inc.
     The Principal  Financial Group
     Des Moines,  IA 50392-0200

2    Name of each series or class of funds for which this notice is filed:

             Class A, Class B and Class R shares

3    Investment Company Act File Number: 811-06263
     Securities Act File Number: 33-38355

4    Last day of fiscal year for which this notice if filed:

                     October 31, 1996

5 Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                     N/A

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (See instruction A.6):

                     N/A

7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                     None

8 Number and amount of securities registered during the fiscal year other than pursuant to 24f-2:

                     None

9    Number and aggregate sale price of securities sold during the fiscal year:

      1,465,933       Common Stock                $23,850,410

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      1,465,933       Common Stock                $23,850,410

11   Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

              Included in response to Item 9.

12   Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year in reliance
     on rule 24f-2 (from Item 10):                                   $23,850,410

(ii) Aggregate price of shares issued in connection  with dividend  reinvestment
     plans (from Item 11, if applicable):                                    + 0

(iii)Aggregate  price of shares  redeemed or repurchased  during the fiscal year
     (if applicable):                                                 13,794,427

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filling fees pursuant to rule 24e-2 (if applicable): 0
                                                           ---------------------

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line (iii), plus
     line (iv)} (if applicable):                                      10,055,983
                                                           =====================

(vi) Multiplier  prescribed  by Section  6(b) of the  Securities  Act of 1933 or
     other applicable law or regulation:                                1 / 3300

(vii) Fee Due:                                                         $3,047.27
                                                           =====================

13 Check box if fees are being remitted to the Commission's lockbox as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)
     X

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                   12/12/96


                                    Signature

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



Princor Blue Chip Fund, Inc.



By     A.S. Filean
       -----------------------------------------------
       A.S. Filean, Vice President and Secretary

Attest:

By     E.H. Gillum
       -----------------------------------------------
       E.H. Gillum, Assistant Secretary

December 11, 1996



Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549


Re Princor Blue Chip Fund, Inc.


In my capacity as Counsel of Princor Blue Chip Fund, Inc. ("the Fund"), I have supervised the preparation of the Rule 24f-2 Notice for the Fund under the Investment Company Act of 1940 and have reviewed the legality of the securities which are to be registered thereunder. Based upon examination of such corporate records and matters of fact and law as deemed necessary, I am of the opinion that such securities were legally issued, fully paid and non-assessable.

I consent to the filing of this opinion as an exhibit to the Rule 24f-2 Notice for the Fund under Investment Company Act of 1940.

Sincerely

Michael D. Roughton

Michael D. Roughton
Counsel

MDR/sl